DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE
	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Government sector	713	1,994	1,700
Private sector	2,051	2,656	2,516
	2,764	4,650	4,216

SCHEDULE OF REVENUE RECOGNITION DISAGGREGATED BY TIMING

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	-	4	7

Revenue recognition over time:
Swim fees	2,764	4,646	4,209
	2,764	4,650	4,216